Related party transactions	12 Months Ended
Jun. 30, 2024
Related party transactions
Related party transactions

27.    Related party transactions

As of June 30, 2024, Mytheresa Group was 77.9% (2023: 78.3)% owned subsidiary of MYT Holding LLC, USA. The ultimate controlling party of Mytheresa Group is MYT Ultimate Parent LLC, USA as of June 30, 2024.

a)	Related Parties transactions

As of June 30, 2024, Mytheresa Group had a receivable against MYT Ultimate Parent LLC, USA in an amount of €213 thousand (2023: €213 thousand). Further, Mytheresa Group had liabilities to MYT Ultimate Parent LLC, USA in an amount of €838 thousand (2023: €838 thousand). These balances resulted from various intercompany charges incurred before July 2020.

b)	Key Management Personnel Compensation

Key management personnel as defined by IAS 24 are persons who, by virtue of their positions, are responsible for the operations of Mytheresa Group. The managing directors of the Company and MGG have the authority and responsibility for planning, directing and controlling Mytheresa Group´s operating activities. The following table shows the personnel expenses for managing directors:

	Year Ended June 30,
(in € thousands)	2022	2023	2024

Short-term compensation	4,035	3,405	4,073
Share-based compensation - IPO related compensation for Managing Directors	38,723	21,791	10,769
Share-based compensation - Long-term incentive program	957	881	2,640
Total Share-based compensation	39,680	22,672	13,408
Total personnel expenses for Managing Directors	43,715	26,077	17,481

Refer to Note 27 for further details regarding the Share-based compensation. The personnel expenses in fiscal 2021 accounting for IPO-related share-based compensation awards was based on a share price of 31 USD.